Related party transactions	12 Months Ended
Dec. 31, 2016
Related party transactions
Related party transactions

18    Related party transactions

In June 2014, Dasheng Zhixing entered into a technology service agreement with Duowan Entertainment Corporation (“YY”), one of the Company’s principal shareholders, for a term of five years. This agreement provides Dasheng Zhixing with the right to use the audio and video streaming software, technical support service, servers and Internet connection bandwidth capacity from YY. The right to use the audio and video streaming software, servers, Internet connection bandwidth capacity and technology support are collectively referred to as “audio and video streaming solution”. The audio and video streaming solution provided by YY is free of charge up to a preset level of bandwidth usage.

The Company estimated the fair value of the audio and video streaming solution service provided by YY based on market value. For the year ended 2015 and 2016, the fair value of the audio and video streaming solution provided by YY is estimated to be RMB927 and RMB1,636 respectively, which are recognized as cost of revenues in the consolidated statement of comprehensive loss, and an addition to additional paid-in capital as shareholder contribution in the consolidated balance sheet of the Company. For the year ended 2014, the fair value of the audio and video streaming solution service provided by YY was estimated to be immaterial.